FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of notes and other explanatory information [Abstract]
Sensitivity analysis for types of market risk
The following table shows a breakdown of Ternium’s assessed financial position exposure to currency risk as of December 31, 2017. These balances include intercompany positions where the intervening parties have different functional currencies.

	Functional currency
USD million Exposure to	USD	ARS

US dollar (USD)	—	(102)
EU euro (EUR)	14	(5)
Argentine peso (ARS)	—	—
Mexican peso (MXN)	(434)	—
Brazilian real (BRL)	(194)	(3)
Colombian peso (COP)	21	—
Other currencies	(2)	—

Disclosure of credit risk exposure
The carrying amounts of the Company’s trade and other receivables as of December 31, 2017, are denominated in the following currencies:

Currency	USD million

US dollar (USD)	971
EU euro (EUR)	27
Argentine peso (ARS)	53
Mexican peso (MXN)	163
Brazilian real (BRL)	760
Colombian peso (COP)	76
Other currencies	1

2,051

Disclosure of how the entity manages liquidity risk
The table below analyses financial liabilities into relevant maturity groups based on the remaining period at the date of the statement of financial position to the contractual maturity date. The amounts disclosed in the table are the contractual undiscounted cash flows.

USD million	2018	2019	2020	2021	Thereafter
Borrowings	1,506	423	430	411	452
Interests to be accrued (1)	76	45	32	20	10
Trade payables and other liabilities	909	22	15	14	16
Total	2,491	490	477	445	478
(1) These amounts do not include the effect of derivative financial instruments.

Disclosure of financial assets

As of December 31, 2017 (in USD thousands)	Loans and receivables	Assets at fair value through profit and loss	Held to maturity	Total

(i) Assets as per statement of financial position
Receivables	488,718	—	—	488,718
Derivative financial instruments	—	2,304	—	2,304
Trade receivables	1,011,430	—	—	1,011,430
Other investments	30,231	99,505	6,129	135,865
Cash and cash equivalents	101,444	236,335	—	337,779

Total	1,631,823	338,144	6,129	1,976,096

As of December 31, 2016 (in thousands)	Loans and receivables	Assets at fair value through profit and loss	Held to maturity	Total

(i) Assets as per statement of financial position
Receivables	127,241	—	—	127,241
Derivative financial instruments	—	316	—	316
Trade receivables	635,015	—	—	635,015
Other investments	52,995	83,117	14,739	150,851
Cash and cash equivalents	83,437	100,026	—	183,463

Total	898,688	183,459	14,739	1,096,886

Disclosure of financial liabilities

As of December 31, 2016 (in thousands)	Derivatives	Other financial liabilities	Held to maturity	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	35,107	—	35,107
Trade payables	—	580,941	—	580,941
Derivative financial instruments	287	—	—	287
Borrowings	—	1,218,635	—	1,218,635

Total	287	1,834,683	—	1,834,970

As of December 31, 2017 (in USD thousands)	Derivatives	Other financial liabilities	Held to maturity	Total

(ii) Liabilities as per statement of financial position
Other liabilities	—	116,549	—	116,549
Trade payables	—	860,767	—	860,767
Derivative financial instruments	6,001	—	—	6,001
Finance lease liabilities	—	77,035	—	77,035
Borrowings	—	3,221,907	—	3,221,907

Total	6,001	4,276,258	—	4,282,259

Disclosure of financial instruments at fair value through profit or loss
The following table presents the assets and liabilities that are measured at fair value as of December 31, 2017 and 2016:

	Fair value measurements as of December 31, 2017
	(in USD thousands):
Description	Total	Level 1	Level 2

Financial assets at fair value through profit or loss
Cash and cash equivalents	236,335	236,335	—
Other investments	99,505	99,505	—
Derivative financial instruments	2,304	—	2,304

Total assets	338,144	335,840	2,304

Financial liabilities at fair value through profit or loss
Derivative financial instruments	6,001	—	6,001

Total liabilities	6,001	—	6,001

	Fair value measurements as of December 31, 2016
	(in USD thousands):
Description	Total	Level 1	Level 2

Financial assets at fair value through profit or loss
Cash and cash equivalents	100,026	100,026	—
Other investments	83,117	78,105	5,012
Derivative financial instruments	316	—	316

Total assets	183,459	178,131	5,328

Financial liabilities at fair value through profit or loss
Derivative financial instruments	287	—	287

Total liabilities	287	—	287